Equity Incentive Plan (Details) - Awarded January 10, 2019 [Member] - Restricted Stock [Member] - $ / shares				6 Months Ended
	Oct. 01, 2020	Oct. 01, 2019	Jan. 10, 2019	Jun. 30, 2019
Equity Incentive Plan [Abstract]
Shares granted (in shares)			144,000
Weighted average grant date fair value (in dollars per share)			$ 9.15
Vesting period				2 years
Shares vested (in shares)			48,000
Plan [Member]
Equity Incentive Plan [Abstract]
Shares vested (in shares)	48,000	48,000
Board of Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			66,667
Certain Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			70,666
Non-Employee [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)			6,667